UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5047

Tax-Free Fund of Colorado
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
March 31, 2012
(unaudited)

Principal Amount	General Obligation Bonds (21.9%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Hospital (0.8%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,218,160

	Metropolitan District (4.6%)

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	2,053,425

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	783,108

	Lincoln Park, Colorado Metropolitan District, Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-/NR	1,590,843

	Meridian Metropolitan District, Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,741,381

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA-/NR	2,257,317

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa2/A-/NR	537,075
900,000	5.000%, 12/01/24 NPFG Insured	Baa2/A-/NR	967,536

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,336,020

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA-/BBB+	2,299,900

	Total Metropolitan District		13,566,605

	School Districts (16.5%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	3,154,850

	Adams & Weld Counties, Colorado School District #27J
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,123,770

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,765,055

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.250%, 12/01/21 NPFG Insured (pre-refunded)	Aa1/AA/NR	1,033,410

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA-/NR	1,420,184
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,694,325

	Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,031,760

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/NR	3,213,420
3,000,000	5.250%, 12/01/27	Aa2/AA-/NR	3,607,260

	Denver, Colorado City & County School District No. 1 Series C
1,900,000	3.000%, 12/01/23	Aa2/AA-/NR	1,962,415

	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured (pre-refunded)	Aa2/NR/NR	1,550,460
1,085,000	5.500%, 12/15/23 NPFG Insured (pre-refunded)	Aa2/NR/NR	1,180,241

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,626,780

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,226,617

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,173,861

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured	Aa2/AA-/NR	3,373,290

	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured (pre-refunded)	NR/NR/NR*	1,541,175

	La Plata County, Colorado School District #9-R Durango Refunding
1,130,000	5.000%, 11/01/22	Aa2/NR/NR	1,373,504
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,461,100

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,692,405

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa2/NR/NR	2,192,940

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,415,130

	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA-/NR	1,352,149

	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured (pre-refunded)	Aa2/AA-/NR	1,150,792
1,385,000	5.250%, 12/01/17 AGMC Insured (pre-refunded)	Aa2/AA-/NR	1,431,744

	Total School Districts		48,748,637

	Total General Obligation Bonds		64,533,402

	Revenue Bonds (76.0%)

	Airport (3.6%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,345,290
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,320,670

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,923,947

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,028,700

	Total Airport		10,618,607

	Electric (3.0%)

	Colorado Springs, Colorado Utilities Revenue
1,660,000	5.000%, 11/15/17 (pre-refunded)	Aa2/AA/NR	1,709,169

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,203,680

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,064,440
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,053,620

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,497,449

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23	Aa2/AA/AA	1,236,850

	Total Electric		8,765,208

	Higher Education (23.0%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,110,190

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,173,820

	Boulder, Colorado Development Revenue UCAR
1,880,000	5.000%, 09/01/27 NPFG Insured	A2/A+/NR	1,890,923

	Colorado Educational & Cultural Facility Authority, Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured (pre-refunded)	NR/BBB/NR	1,858,907

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,119,612

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,909,321
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,767,697

	Colorado Educational & Cultural Facility Authority, University of Colorado Foundation Project
2,110,000	5.000%, 07/01/17 AMBAC Insured (pre-refunded)	NR/NR/NR*	2,134,075
1,865,000	5.375%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,887,977

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,168,490

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+/NR	3,357,190

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,964,334

	Colorado Mountain Jr. College District Student Housing Facilities Enterprise
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa2/BBB/NR	1,019,780
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa2/BBB/NR	1,852,193

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,610,874

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
425,000	5.000%, 03/01/17 (pre-refunded)	Aa3/NR/NR	443,462

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
1,105,000	5.000%, 03/01/17 AMBAC Insured	Aa3/NR/NR	1,144,040

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,696,014
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA-/NR	1,013,691

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	Baa2/AA-/NR	3,635,315

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured (pre-refunded)	A2/NR/NR	1,136,860

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,511,900

	University of Colorado Enterprise System
1,735,000	5.000%, 06/01/16 (pre-refunded)	Aa2/AA-/AAA	1,830,252
1,000,000	5.250%, 06/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,057,790
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,279,360
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,256,180

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,842,775

	University of Colorado Enterprise System, Refunding & Improvement
3,905,000	5.000%, 06/01/24 NPFG Insured	Aa2/AA-/AA+	4,286,909

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,187,186
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,304,942

	University of Northern Colorado Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA-/NR	1,058,250

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,303,724

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,133,893

	Total Higher Education		67,947,926

	Hospital (10.7%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA-	2,680,425

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AA/AA	1,084,940

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,718,309
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,073,940
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,112,840

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA-/A+	2,187,020

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A2/A/NR	5,001,427

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa2/AA/AA	2,306,320

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB+/NR	1,577,685

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa2/AA/AA	2,317,100
1,000,000	6.000%, 10/01/23	Aa2/AA/AA	1,197,930

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,383,520

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,197,260
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,624,035

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGC Insured	Aa3/AA-/NR	1,049,764

	Total Hospital		31,512,515

	Housing (1.5%)

	Colorado Housing & Finance Authority
130,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	134,662

	Colorado Housing & Finance Authority, Single Family Program Refunding Series B
35,000	5.000%, 08/01/13 Series 2001	A1/A/NR	35,089

	Colorado Housing Finance Authority, Single Family Mortgage
10,000	5.700%, 10/01/22 Series 2000C3	Aa2/AA/NR	10,026

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
795,000	5.500%, 11/01/29	Aaa/AAA/NR	816,409

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A2/A/NR	2,502,036

	Colorado Housing Finance Authority, Single Family Mortgage Subordinated
10,000	5.400%, 10/01/12 Series 2000D	A1/A/NR	10,036

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
870,000	5.400%, 10/01/29	Aa2/AA/NR	921,339

	Total Housing		4,429,597

	Lease (17.8%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,892,714
500,000	5.000%, 12/01/25	Aa3/A+/NR	543,250

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,727,568
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,301,520

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,661,625

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA-/NR	2,064,984

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,135,860

	Colorado Educational & Cultural Facilities Authority, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,265,994

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	985,220

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA-/NR	3,090,180

	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,561,410

	Colorado State BESToday COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,299,730

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,339,420
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,907,216

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,311,588

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,327,950

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,889,870

	El Paso County, Colorado COP (Pikes Peak Regional Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-/NR	2,046,371

	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa1/NR/NR	3,244,356

	Fremont County, Colorado COP Refunding & Improvement Series A
2,075,000	5.000%, 12/15/18 NPFG Insured	Baa2/BBB/NR	2,181,883

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,080,290

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,118,513

	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa2/AA-/NR	1,019,370

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA-/NR	2,460,563

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA-/NR	2,380,281
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA-/NR	1,069,090

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	Aa3/AA-/NR	1,601,316

	Total Lease		52,508,132

	Sales Tax (5.5%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,460,266

	Boulder, Colorado Open Space Capital Improvement
1,630,000	5.000%, 07/15/17 NPFG Insured (pre-refunded)	Aa1/AA/NR	1,652,070

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,680,930

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,083,900

	Denver, Colorado City & County Excise Tax Revenue Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	Aa3/AA-/AA-	4,790,440

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA-/NR	1,778,657

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,542,435

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,383,600

	Total Sales Tax		16,372,298

	Transportation (1.2%)

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A-/AA-	3,657,675

	Total Transportation		3,657,675

	Water & Sewer (7.6%)

	Aurora, Colorado Water Improvement Revenue First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA	1,389,700

	Broomfield, Colorado Sewer and Waste Water Revenue
1,985,000	5.000%, 12/01/15 AMBAC Insured	A1/NR/NR	2,010,587

	Broomfield, Colorado Water Activity Enterprise
1,500,000	5.300%, 12/01/12 NPFG Insured	A1/NR/NR	1,511,790
1,730,000	5.250%, 12/01/13 NPFG Insured	A1/NR/NR	1,743,546

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa2/BBB/NR	2,840,636
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa2/BBB/NR	1,957,340

	Colorado Water Resource & Power Development Authority Clean Water Revenue Series A
260,000	5.000%, 09/01/12 Un-Refunded portion	Aaa/AAA/AAA	260,894

	Denver, Colorado City and County Wastewater Refunding
1,530,000	3.000%, 11/01/27	Aa2/AAA/AAA	1,524,308

	Denver, Colorado City and County Wastewater Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured (pre-refunded)	Aa2/AAA/AAA	1,603,290

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR/NR	1,105,530

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA/NR	2,032,723

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA-/NR	1,673,924

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,825,432

	Total Water & Sewer		22,479,700

	Miscellaneous Revenue (2.0%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A-/NR	1,062,190

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,911,255

	Colorado Educational & Cultural Facility Authority Revenue Charter School, Colorado Springs Charter Academy
2,915,000	5.250%, 07/01/28	NR/A/NR	2,930,245

	Total Miscellaneous Revenue		5,903,690

	Total Revenue Bonds		224,195,348

	Total Investments (cost $272,313,312-note b)	97.8%	288,728,750
	Other assets less liabilities	2.2	6,431,959
	Net Assets	100.0%	$295,160,709

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments 1
Aaa of Moody's or AAA of S&P or Fitch	0.9%
Pre-refunded Bonds 2 / Escrowed to Maturity Bonds	12.7
Aa of Moody's or AA of S&P or Fitch	57.8
A of Moody's or S&P or Fitch	19.9
Baa of Moody's or BBB of S&P or Fitch	7.6
Not rated*	1.1
100.0%

1 Where applicable, calculated using the highest rating of the three NRSRO.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program
UCAR - University Corporation for Atmospheric Research

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
March 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $272,259,743 amounted to $16,469,007, which consisted of aggregate gross unrealized appreciation of $16,824,642 and aggregate gross unrealized depreciation of $355,635.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	288,728,750
Level 3 – Significant Unobservable Inputs	-
Total	$288,728,750

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by
Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2012